[Janus Letterhead]

July 29, 2020

VIA EDGAR

Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

Attention:          Office of Filings, Information & Consumer Services

Re:          Janus Detroit Street Trust (“Registrant”)

               (File Nos. 333-207814 and 811-23112)

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 35 and Amendment No. 36 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purpose of establishing a new series of the Registrant, Janus Henderson AAA CLO ETF (the “Fund”). The cover of the Prospectus and the Statement of Additional Information for the Fund includes the disclosure pursuant to Rule 481(b)(2) under the 1933 Act (“red herring” legend).

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Amendment is scheduled to become effective seventy-five (75) days after filing (October 12, 2020).

Please call me at (303) 336-7823 with any questions or comments.

Respectfully,

/s/ Byron D. Hittle

Byron D. Hittle

Vice President, Secretary and Chief Legal Officer

Enclosures (via EDGAR only)

cc:        Eric Purple, Esq.